Loans - Schedule of Future Maturities of Long-Term Bank Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Maturities of Long-Term Bank Loans [Abstract]
2027	$ 3,032,739
2028	1,472,203
2029	471,105
Total	$ 4,976,047	$ 5,017,475